Derivatives and hedge accounting	12 Months Ended
Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [abstract]
Derivatives and hedge accounting	36 Derivatives and hedge accounting
Use of derivatives
ING uses derivatives for economic hedging purposes to manage its asset and liability portfolios and structural risk positions. The primary objective of ING’s hedging activities is to manage the risks which arises from structural imbalances in the duration and other profiles of its assets and liabilities. The objective of economic hedging is to enter into positions with an opposite risk profile to an identified risk exposure to reduce that exposure. The main risks which are being hedged are interest rate risk and foreign currency exchange rate risk. These risks are primarily hedged with interest rate swaps, cross currency swaps and foreign exchange forwards/swaps.
ING uses credit derivatives to manage its economic exposure to credit risk, including total return swaps and credit default swaps, to sell or buy protection for credit risk exposures in the loan, investment, and trading portfolios. Hedge accounting is not applied in relation to these credit derivatives.
Hedge accounting
Derivatives that qualify for hedge accounting under IFRS are classified and accounted for in accordance with the nature of the instrument hedged and the type of IFRS hedge accounting model that is applicable. The three models applicable under IFRS are: fair value hedge accounting, cash flow hedge accounting, and hedge accounting of a net investment in a foreign operation. How and to what extent these models are applied are described under the relevant headings below. The company’s detailed accounting policies for these three hedge models are set out in paragraph 1.5 ‘Financial instruments’ of Note 1 ‘Basis of preparation and material accounting policy information’.
IBOR transition
Reference is made to the note 'Risk management/ IBOR Transition' for information on how ING is managing the transition to alternative benchmark rates and ING's progress in completing the transition with respect to derivatives in hedge accounting relationships.
Fair value hedge accounting
ING’s fair value hedges principally consist of interest rate swaps that are used to protect against changes in the fair value of fixed-rate instruments due to movements in market interest rates. ING’s approach to manage market risk, including interest rate risk, is discussed in ‘Risk management –Market risk’. ING’s exposure to interest rate risk is disclosed in paragraph ‘Interest rate risk in banking book’.
ING Group designates specific non-contractual risk components of hedged items. This is usually determined by designating benchmark interest rates such as EURIBOR, SOFR, SONIA or TONAR, between others, because the fair value of a fixed-rate instrument varies directly in response to changes in its benchmark interest rate.
By using derivative financial instruments to hedge exposures to changes in interest rates, ING also exposes itself to credit risk of the derivative counterparty, which is not offset by the hedged item. ING minimises counterparty credit risk in derivative instruments by clearing most of the derivatives through Central
Clearing Counterparties. In addition, ING only enters into transactions with high-quality counterparties and requires posting collateral.
ING Group applies fair value hedge accounting on micro level in which one hedged item is hedged with one or multiple hedging instruments. Micro fair value hedge accounting is mainly applied on issued debt securities and purchased debt instruments for hedging interest rate risk.
Before fair value hedge accounting is applied, ING determines whether an economic relationship between the hedged item and the hedging instrument exists based on an evaluation of the quantitative characteristics of these items and the hedged risk that is supported by quantitative analysis. ING considers whether the critical terms of the hedged item and hedging instrument closely align when assessing the presence of an economic relationship. ING evaluates whether the fair value of the hedged item and the hedging instrument respond similarly to similar risks. In addition, ING is mainly using regression analysis to assess whether the hedging instrument is expected to be and has been highly effective in offsetting changes in the fair value of the hedged item.
ING uses the following derivative financial instruments in a fair value hedge accounting relationship:

Gross carrying value of derivatives designated under fair value hedge accounting
in EUR million	Assets 2023	Liabilities 2023	Assets 2022	Liabilities 2022
As at 31 December
Hedging instrument on interest rate risk
– Interest rate swaps	3,011	6,410	2,750	8,047
– Other interest derivatives	284	34	395	39
The derivatives used for fair value hedge accounting are included in the statement of financial position line-
item ‘Financial assets at fair value through profit or loss – Non-trading derivatives’ for EUR 716 million (2022:
EUR 836 million) respectively ‘Financial liabilities at fair value through profit or loss – Non-trading derivatives’
EUR 113 million (2022: EUR 244 million). The difference between the gross carrying value as presented in the table and the net carrying value as presented in the statement of financial position is due to offsetting with other derivatives and collaterals paid or received.
For our main currencies the average fixed rate for interest rate swaps used in fair value hedge accounting are 2.76% (2022: 2.75%) for EUR and 3.93% (2022: 3.86%) for USD.
The following table shows the net notional amount of derivatives designated in fair value hedging, split into the maturity of the instruments. The net notional amounts presented in the table are a combination of payer (-) and receiver (+) swaps.

Maturity derivatives designated in fair value hedging
in EUR million
As at 31 December 2023	Less than 1 month	1 to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total
Hedging instrument on interest rate risk
– Interest rate swaps	-670	623	4,648	9,482	13,201	7,224	10,164	1,798	46,471
– Other interest derivatives		-42	-183	-361	-263	-230	-277	-442	-1,797
As at 31 December 2022
Hedging instrument on interest rate risk
- Interest rate swaps	-15	1,295	5,744	5,727	9,526	9,153	6,638	16,454	54,523
– Other interest derivatives	-10	-55	-190	-260	-415	-216	-228	-296	-1,669

Gains and losses on derivatives designated under fair value hedge accounting are recognised in the statement of profit or loss. The effective portion of the fair value change on the hedged item is also recognised in the statement of profit or loss in 'Valuation results and net trading income'. As a result, only the net accounting ineffectiveness has an impact on the net result.

Hedged items included in a fair value hedging relationship
	Carrying amount of the hedged items		Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item		Change in fair value of the hedged item for measuring ineffectiveness for the period	Change in fair value hedging instruments for the period	Hedge ineffectiveness recognised in the statement of profit or loss gain (+) / loss (-)
in EUR million	Assets	Liabilities	Assets	Liabilities
As at 31 December 2023
Interest rate risk
– Amounts due from banks
– Debt securities at fair value through other comprehensive income	31,224		n/a		1,224
– Loans at FVOCI			n/a
– Loans and advances to customers	898				15
– Debt instruments at amortised cost	8,272		-205		234
– Debt securities in issue		70,280		-3,383	-2,680
– Subordinated loans		14,643		-834	-473
– Amounts due to banks
– Customer deposits and other funds on deposit		44		-1
– Discontinued hedges			91	-4
Total	40,394	84,967	-113	-4,221	-1,679	1,606	-73
As at 31 December 2022
Interest rate risk
– Amounts due from banks
– Debt securities at fair value through other comprehensive income	19,816		n/a		-2,798
– Loans at FVOCI			n/a
– Loans and advances to customers	879		-20		-90
– Debt instruments at amortised cost	4,098		-448		-678
– Debt securities in issue		61,449		-6,122	7,658
– Subordinated loans		14,750		-1,344	1,470
– Amounts due to banks
– Customer deposits and other funds on deposit					2
– Discontinued hedges			261	-2
Total	24,794	76,199	-208	-7,468	5,563	-5,928	-365
During 2023, the interest rate movements significantly affected the fair value changes of both the derivatives and the hedged items designated in fair value hedges. However, no material hedging relationship was discontinued as a result of the interest rate movements in 2023. Refer to note 22 ‘Valuation results and net trading income'. In addition, the increase in hedged items is due to higher volumes in loans and advances and debt securities designated in hedge accounting.
The main sources of ineffectiveness are:
•differences in maturities of the hedged item(s) and hedging instrument(s);
•different interest rate curves applied to discount the hedged item(s) and hedging instrument(s);
•differences in timing of cash flows of the hedged item(s) and hedging instrument(s).
There were no other sources of significant ineffectiveness in these hedging relationships.
Cash flow hedge accounting
ING applies cash flow hedge accounting on micro and macro level. ING’s cash flow hedges mainly consist of interest rate swaps and cross-currency swaps that are used to protect against the exposure to variability in future cash flows on non-trading assets and liabilities that bear interest at variable rates or are expected to be refunded or reinvested in the future. The amounts and timing of future cash flows, representing both principal and interest flows, are projected for each portfolio of financial assets and liabilities, based on contractual terms and other variables including estimates of prepayments. These projected cash flows form the basis for identifying the notional amount subject to interest rate risk or foreign currency exchange rate risk that is designated under cash flow hedge accounting.
ING’s approach to manage market risk, including interest rate risk and foreign currency exchange rate risk, is discussed in ‘Risk management – Credit risk and Market risk’. ING determines the amount of the exposures to which it applies hedge accounting by assessing the potential impact of changes in interest rates and foreign currency exchange rates on the future cash flows from its floating-rate assets and liabilities. This assessment is performed using analytical techniques.
As noted above for fair value hedges, by using derivative financial instruments to hedge exposures to changes in interest rates and foreign currency exchange rates, ING exposes itself to credit risk of the derivative counterparty, which is not offset by the hedged items. This exposure is managed similarly to that for fair value hedges.
Gains and losses on the effective portions of derivatives designated under cash flow hedge accounting are recognised in Other Comprehensive Income. Interest cash flows on these derivatives are recognised in the statement of profit or loss in ‘Net interest income’ consistent with the manner in which the forecasted cash flows affect net result. The gains and losses on ineffective portions of such derivatives are recognised immediately in the statement of profit or loss in ‘Valuation results and net trading income’.
ING determines an economic relationship between the cash flows of the hedged item and the hedging instrument based on an evaluation of the quantitative characteristics of these items and the hedged risk that is supported by quantitative analysis. ING considers whether the critical terms of the hedged item and hedging instrument closely align when assessing the presence of an economic relationship. ING evaluates whether the cash flows of the hedged item and the hedging instrument respond similarly to the hedged risk, such as the benchmark interest rate of foreign currency. In addition, a regression analysis is performed to assess whether the hedging instrument is expected to be and has been highly effective in offsetting changes in the fair value of the hedged item.
ING uses the following derivative financial instruments in a cash flow hedge accounting relationship:

Gross carrying value of derivatives used for cash flow hedge accounting
	Assets	Liabilities	Assets	Liabilities
in EUR million	2023	2023	2022	2022
As at 31 December
Hedging instrument on interest rate risk
– Interest rate swaps	11,839	14,051	10,038	14,836
Hedging instrument on FX rate risk
– Cross currency swaps	324	39
Hedging instrument on combined interest and FX rate risk
– Cross currency interest rate swaps	57	0	428	168
The derivatives used for cash flow hedge accounting are included in the statement of financial position line-
item ‘Financial assets at fair value through profit or loss – Non-trading derivatives’ EUR 440 million (2022:
EUR 814 million) respectively ‘Financial liabilities at fair value through profit or loss – Non-trading derivatives’
EUR 458 million (2022: EUR 1,275 million). The difference between the gross carrying value as presented in the table and the net carrying value as presented in the statement of financial position is due to offsetting with other derivatives and collaterals paid or received.
For the main currencies the average fixed rate for interest rate swaps used in cash flow hedge accounting are 1.26% (2022: 0.51%) for EUR, 4.09% (2022: 3.27%) for PLN, 4.33% (2022: 1.96%) for USD and 2.80%
(2022: 1.28%) for AUD. The average currency exchange rates for cross currency swaps used in cash flow hedge accounting is for EUR/USD 0.98 (2022: 0.99) and for EUR/AUD 1.58 (2022: 1.58).
The following table shows the net notional amount of derivatives designated in cash flow hedging split into the maturity of the instruments. The net notional amounts presented in the table are a combination of payer (+) and receiver (-) swaps.

Maturity derivatives designated in cash flow hedging
in EUR million
As at 31 December 2023	Less than 1 month	1 to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total
Hedging instrument on interest rate risk
– Interest rate swaps	-214	184	-8,557	-18,551	-6,636	-7,246	-4,896	-3,384	-49,300
Hedging instrument on FX rate risk
– Cross currency swaps		249	1,029	-932	503	-683	167	-693	-362
Hedging instrument on combined interest and FX rate risk
– Cross currency interest rate swaps				-24	-1,232	-1,479			-2,736
As at 31 December 2022
Hedging instrument on interest rate risk
– Interest rate swaps	-562	-935	-6,730	-12,464	-8,926	-8,115	-3,620	-8,947	-50,300
Hedging instrument on combined interest and FX rate risk
– Cross currency interest rate swaps		-834	-1,535	-721	-2,140	-52	7	-48	-5,323
The following table shows the cash flow hedge accounting impact on profit or loss and comprehensive income:

Cash flow hedging – impact of hedging instruments on the statement of profit or loss and other comprehensive income
in EUR million	Change in value of hedged item used for calculating hedge ineffectiveness for the period	Carrying amount cash flow hedge reserve at the end of the reporting period[1]	Amount reclassified from CFH reserve to profit or loss [2]	Cash flow is no longer expected to occur	Change in value of hedging instrument recognised in OCI for the period	Hedge ineffectiveness recognised in the statement of profit or loss, gain (+) / loss (-)
As at 31 December 2023
Interest rate risk on:
– Floating rate lending	-2,694	-3,545	590
– Floating rate borrowing	933	151	-497
– Other
– Discontinued hedges		194	-150
Total interest rate risk	-1,760	-3,200	-57		1,654	58
FX rate risk on:
– Floating rate lending	27	-42	-185
– Floating rate borrowing	-25	1	-33
– Other
– Discontinued hedges		7	-5
Total FX risk	2	-35	-223		200	-12
Combined interest and FX rate risk on:
– Floating rate lending	-20	78	-46
– Floating rate borrowing			1
– Other
– Discontinued hedges			-1
Total combined interest and FX risk	-20	78	-46		68	2
Total cash flow hedge	-1,778	-3,157	-325		1,922	48

As at 31 December 2022
Interest rate risk on:
– Floating rate lending	4,817	-5,460	395
– Floating rate borrowing	-775	923	-181
– Other	-5	-2
– Discontinued hedges		330	-263
Total interest rate risk	4,037	-4,210	-50		-4,279	21
Combined interest and FX rate risk on:
– Floating rate lending	-47	-16	-269
– Floating rate borrowing	-7	-4	14
– Other	4	-2	-3
– Discontinued hedges		4	-5
Total combined interest and FX risk	-51	-18	-263		296	-1
Total cash flow hedge	3,986	-4,227	-313		-3,982	20
1The carrying amount is the gross amount, excluding tax adjustments.
2The amounts are reclassified to Net interest income - interest income and/or expense on non-trading derivatives (hedge accounting).
The increase in the carrying amount of the cash flow hedge reserve is driven by the interest rate movements. No material hedging relationship was discontinued as a result of the interest rate movements in 2023.
The main sources of ineffectiveness for cash flow hedges are:
•differences in timing of cash flows of the hedged item(s) and hedging instrument(s);
•mismatches in reset frequency between hedged item and hedging instrument.
The following table shows the movement of the cash flow hedge reserve:

Movement cash flow hedge reserve
in EUR million	2023	2022
Opening balance	-3,055	-153
Value changes recognised in OCI	1,922	-3,982
Amounts recycled to profit or loss	-325	-313
Income tax	-381	1,123
Exchange rate and other changes	-103	20
Adjustment for non controlling interest	-116	251
Movement for the year	997	-2,901
Ending balance	-2,058	-3,055
Hedges of net investments in foreign operations
A foreign currency exposure arises from a net investment in subsidiaries that have a different functional currency from the presentation currency of ING. The risk arises from the fluctuation in spot exchange rates between the functional currency of the subsidiaries and ING’s presentation currency, which causes the amount of the net investment to vary in the consolidated financial statements of ING. This risk may have a significant impact on ING’s financial statements. ING’s policy is to hedge these exposures only when not doing so it is expected to have a significant impact on the regulatory capital ratios of ING and its subsidiaries.
ING’s net investment hedges principally consist of derivatives (including currency forwards and swaps) and non-derivative financial instruments such as foreign currency denominated funding. When the hedging instrument is foreign currency denominated debt, ING assesses effectiveness by comparing past changes in the carrying amount of the debt that are attributable to a change in the spot rate with past changes in the investment in the foreign operation due to movement in the spot rate (the offset method).
Gains and losses on the effective portions of derivatives designated under net investment hedge accounting are recognised in Other Comprehensive Income. The balance in equity is recognised in the statement of profit or loss when the related foreign subsidiary is disposed. The gains and losses on ineffective portions are recognised immediately in the statement of profit or loss in 'Valuation results and net trading income'.
ING has the following derivative financial instruments used for net investment hedging:

Gross carrying value of derivatives used for net investment hedging
	Assets	Liabilities	Assets	Liabilities
in EUR million	2023	2023	2022	2022
As at 31 December
– FX forwards and Cross currency swaps	100	92	119	83
The derivatives used for net investment hedge accounting are included in the statement of financial position line-item ‘Financial assets at fair value through profit or loss – Non-trading derivatives’ EUR 100 million
(2022: EUR 119 million) respectively ‘Financial liabilities at fair value through profit or loss – Non trading derivatives’ EUR 92 million (2022: EUR 83 million).
For ING’s main currencies the average exchange rates used in net investment hedge accounting for 2023 are EUR/USD 1.08 (2022: 1.06), EUR/PLN 4.54 (2022: 4.68), EUR/AUD 1.63 (2022: 1.52) and EUR/THB 37.65
(2022: 36.87).
The following table shows the notional amount of derivatives designated in net investment hedging split into the maturity of the instruments:

Maturity derivatives designated in net investment hedging
in EUR million
As at 31 December 2023	Less than 1 month	1 to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total
– FX forwards and cross currency swaps	-6,009	-4,576	-87						-10,672
As at 31 December 2022
– FX forwards and Cross currency swaps	-6,164	-2,638	-97						-8,899
The effect of the net investment hedge accounting in the statement of profit or loss and other comprehensive income is as follows:

Net investment hedge accounting – Impact on statement of profit or loss and other comprehensive income in EUR million
As at 31 December 2023	Change in value of hedged item used for calculating hedge ineffectiveness for the period	Carrying amount net investment hedge reserve at the end of the reporting period[1]	Hedged item affected statement of profit or loss	Change in value of hedging instrument recognised in OCI	Hedge ineffectiveness recognised in the statement of profit or loss, gain(+) / Loss(-)
Investment in foreign operations	-183	123		183
Discontinued hedges		263
As at 31 December 2022
Investment in foreign operations		-33
Discontinued hedges		304	-1
1The carrying amount is the gross amount, excluding tax adjustments.